FEDERATED ASIA PACIFIC GROWTH FUND

(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATE MARCH 31, 2000

Under the section entitled "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 18, please replace the section with the following:

ALEXANDRE DE BETHMANN

Alexandre de Bethmann has been the Fund's Portfolio Manager since inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann is a Chartered Financial Analyst. He received his M.B.A. in Finance from Duke University.

STEPHEN F. AUTH

Stephen F. Auth has been the Fund's Portfolio Manager since May, 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of the Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.



                                                June 30, 2000


Cusip       31428U102
      31428U201
      31428U300

25540 (6/00)                                                      514055


FEDERATED EMERGING MARKETS FUND

(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000

Under "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 18, please replace the section with the following:


CHRISTOPHER MATYSZEWSKI

Christopher Matyszewski has been the Fund's Portfolio Manager since July, 1999. Mr. Matyszewski joined Federated in June 1997 as an Investment Analyst. He was named a Portfolio Manager and an Assistant Vice President of the Adviser in July 1999 and became a Vice President of the Fund's Adviser in January 2000. He was a Securities Trader for Brandes Investment Partners from September 1994 through January 1996. Mr. Matyszewski earned his Masters of International Management from Thunderbird, The American Graduate School for International Management in May 1997.

STEPHEN F. AUTH

Stephen F. Auth has been the Fund's Portfolio Manager since May, 2000 Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of the Global Porfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

                                          June 30, 2000


Cusip       31428U409
      31428U508
      31428U607

25539 (6/00)                                                      514056




FEDERATED EUROPEAN GROWTH FUND

(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000

Under the section entitled, "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 18, please replace the section with the following:


FRANK SEMACK

Frank Semack has been a Portfolio Manager of the Fund since its inception. Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. Mr. Semack received his M.Sc. in economics from the London School of Economics.


STEPHEN F. AUTH

Stephen F. Auth has been a Portfolio Manager of the Fund since May 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential
Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.


HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.




                                                     June 30, 2000
Cusip 31428U706
Cusip 31428U805
Cusip 31428U888
                                                     514054

25549 (6/00)


FEDERATED GLOBAL FINANCIAL SERVICES FUND
(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000

Under the section entitled, "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 19, please replace the section with the following:


MARK HALPERIN

Mark Halperin joined the Fund's Adviser as a Senior Portfolio Manager and a Vice President in 1998 and has been a Portfolio Manager of the Fund since September 1998. Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through August 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in municipal finance from the University of Illinois.


STEPHEN F. AUTH

Stephen F. Auth has been a Portfolio Manager of the Fund since May 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential
Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.


HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

                                                                June 30, 2000
Cusip 31428U847
Cusip 31428U839
Cusip 31428U821
                                                                       514058

25550 (6/00)


FEDERATED INTERNATIONAL SMALL COMPANY FUND
(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000

Under the section entitled, "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 15, please replace the section with the following:


LEONARDO A. VILA

Leonardo A. Vila has been a Portfolio Manager of the Fund since July 1999. Mr. Vila joined Federated in 1995 as a Quantitative Analyst. He served as an Assistant Vice President of the Fund's Adviser from January 1998 to July 1999; in April 1998 he was named a Senior Investment Analyst. He was named a Portfolio Manager and a Vice President of the Adviser in July 1999. From April 1994 to September 1995, Mr. Vila was an Equity Research Manager with the American Stock Exchange. Mr. Vila earned his M.B.A. from St. John's University.


REGINA CHI

Regina Chi has been a Portfolio Manager of the Fund since May 2000. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice President/Portfolio Manager from July 1997 to July 1999 and as a Research Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in economics and philosophy from Columbia University.

STEPHEN F. AUTH

Stephen F. Auth has been a Portfolio Manager of the Fund since May 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential
Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.


HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.


                                                    June 30, 2000
Cusip 31428U748
Cusip 31428U730
Cusip 31428U722
                                                           514059

25548 (6/00)


FEDERATED GLOBAL EQUITY INCOME FUND

(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATE MARCH 31, 2000

Under "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 18, please replace the section with the following:

RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a Portfolio Manager of the Fund since inception. Mr. Lazarchic joined Federated in 1998 as a Senior Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

RICHARD WINKOWSKI

Richard Winkowski has been the Fund's Portfolio Manager since December, 1999 Mr Winkowski joined Federated as a Senior Investment Analyst in April 1998 and became an Assistant Vice President of the Fund's Adviser in July 1999. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

STEPHEN F. AUTH

Stephen F. Auth has been the Fund's Portfolio Manager since May, 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.


In addition, under the section entitled "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?" please delete the first sentence and replace it with the following:

      "The Fund pursues its investment objective by investing primarily, but not exclusively, in equity securities of U.S. and foreign companies which are represented in the Morgan Stanley Capital World Index."

                                                June 30, 2000


Cusip       31428U870
      31428U862
      31428U854

25542(6/00)                                           514057


FEDERATED INTERNATIONAL GROWTH FUND

(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATE MARCH 31, 2000

Under "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 19, please replace the section with the following:

STEPHEN F. AUTH

Stephen F. Auth has been the Fund's Portfolio Manager since May, 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.


                                                June 30, 2000


Cusip       31428U813
      31428U797
      31428U789

25541 (6/00)






                                                      514061

FEDERATED INTERNATIONAL HIGH INCOME FUND
(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATE MARCH 31, 2000

Under "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 23, please replace the section with the following:

MICHEAL W. CASEY, PH.D.

Micheal W. Casey, Ph.D. has been the Fund's Portfolio Manager since January, 1997. Mr. Casey joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey has been a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

ROBERT M. KOWIT

Robert M. Kowit has been the Fund's Portfolio Manager since September, 1996. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice
President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

STEPHEN F. AUTH

Stephen F. Auth has been the Fund's Portfolio Manager since May, 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of the Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.

In addition on page 21 of the Prospectus, under the sub-section entitled "DIVIDENDS AND CAPITAL GAINS", please delete the first paragraph of the current section titled "Dividends and Capital Gains" and replace it with the following:

      "The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all Shareholders invested in the Fund on the record Date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend."

                                                June 30, 2000


Cusip       31428U771
      31428U763
      31428U755

25543 (6/00)                                                514060


FEDERATED WORLD UTILITY FUND

(A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000

Under the section entitled, "THE FUND'S PORTFOLIO MANAGERS ARE:" on page 18, please replace the section with the following:


RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a Portfolio Manager of the Fund since March 1998. Mr. Lazarchic joined Federated in 1998 as a Senior Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.


RICHARD WINKOWSKI

Richard Winkowski has been a Portfolio Manager of the Fund since December 1999. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998 and was promoted to Assistant Vice President of the Fund's Adviser in July 1999. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from April 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.


STEPHEN F. AUTH

Stephen F. Auth has been a Portfolio Manager of the Fund since May 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential
Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.


HENRY A. FRANTZEN

Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota.


                                                              June 30, 2000
Cusip 31428U672
Cusip 31428U664
Cusip 31428U656
                                                                     514053

25547(6/00)